RESTRUCTURING CHARGES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Schedule of Restructuring Activities

A summary of the restructuring and related charges incurred through September 30, 2013 and expected to be incurred for the September 2012 Program, are as follows:

	Restructuring Charges and Other, Net
	Employee Severance and Other Personnel Benefits	Other	Total Restructuring Charges and Other, Net	Returns(a)	Inventory Write-offs(b)	Other Charges(c)	Total Restructuring and Related Charges
Charges incurred through December 31, 2012(d)	$18.4	$2.3	$20.7	$1.6	$1.2	$0.6	$24.1
Charges (benefits) incurred for the nine months ended September 30, 2013(e)	2.6	(0.8)	1.8	—	0.2	0.2	2.2

Cumulative charges incurred through September 30, 2013	$21.0	$1.5	$22.5	$1.6	$1.4	$0.8	$26.3

Total expected net charges	$21.0	$1.7	$22.7	$1.6	$1.4	$0.8	$26.5

(a)	Returns are recorded as a reduction to net sales in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(b)	Inventory write-offs are recorded within cost of sales in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(c)	Other charges are recorded within SG&A expenses within the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(d)	Included within the $18.4 million of employee severance and other personnel benefits is a net pension curtailment gain of $1.5 million recognized in the year ended December 31, 2012.
(e)	Included within the $(0.8) million of other is a $2.5 million gain on the July 2013 sale of the Company’s manufacturing facility in France, which was recognized in the third quarter of 2013.

Details of the restructuring activity described above during 2012, 2011 and 2010 are as follows:

				Utilized, Net
	Balance Beginning of Year	(Income) Expenses, Net	Foreign Currency Translation	Cash	Noncash	Balance End of Year
2012
Employee severance and other personnel benefits:
September 2012 Program	$—	$18.4	$0.4	$(2.3)	$1.5	$18.0
Other:
September 2012 Program	—	2.3	—	(0.6)	(0.8)	0.9
Lease exit	1.0	—	—	(0.7)	—	0.3

Total restructuring charges	$1.0	$20.7	$0.4	$(3.6)	$0.7	$19.2

2011
Employee severance and other personnel benefits:
2009 Programs	$1.0	$—	$—	$(1.0)	$—	$—
Lease exit	1.6	—	—	(0.6)	—	1.0

Total restructuring charges	$2.6	$—	$—	$(1.6)	$—	$1.0

2010
Employee severance and other personnel benefits:
2008 Programs	$0.3	$—	$—	$(0.3)	$—	$—
2009 Programs	7.6	(0.2)	—	(6.4)	—	1.0

	7.9	(0.2)	—	(6.7)	—	1.0
Lease exit	2.3	(0.1)	—	(0.6)	—	1.6

Total restructuring charges	$10.2	$(0.3)	$—	$(7.3)	$—	$2.6

Schedule of Restructuring Reserve by Type of Cost

Details of the movements in the restructuring reserve during the first nine months of 2013 are as follows:

	Balance as of January 1, 2013	(Income) Expense, Net(a)	Foreign Currency Translation			Balance as of September 30, 2013
				Utilized, Net
				Cash	Noncash
September 2012 Program:
Employee severance and other personnel benefits	$18.0	$2.6	$(0.2)	$(13.5)	$—	$6.9
Other	0.9	1.7	—	(2.3)	—	0.3
Lease exit	0.3	—	—	(0.3)	—	—

Total restructuring reserve	$19.2	4.3	$(0.2)	$(16.1)	$—	$7.2

Gain on sale of France facility		(2.5)

Total restructuring charges and other, net		$1.8

(a)

During the nine months ended September 30, 2013, the Company recorded additional charges related to the September 2012 Program primarily due to changes in estimates related to severance and other termination benefits, partially offset by a $2.5 million gain on the July 2013 sale of the Company’s manufacturing facility in France.